Commitments and Contingencies - Schedule of Capital Expenditure Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	$ 58,686
2023	141,571
2024	47,410
Total	247,667
Due to Shipyards/Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	56,684
2023	137,150
2024	46,200
Total	240,034
Due to Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	1,691
2023	4,421
2024	1,210
Total	7,322
Other Commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2022	311
2023	0
2024	0
Total	$ 311